Capital structure and financial items - Share capital, Treasury shares and Other reserves - Treasury shares (Details) - DKK (kr) shares in Thousands, kr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Changes in market value of treasury shares
Balance at the beginning of the year	kr 83,486	kr 70,746	kr 63,325
Purchase during the year	29,924	24,086	19,447
Balance at the end of the year	kr 106,561	kr 83,486	kr 70,746
Reconciliation of number of shares outstanding [abstract]
Holding at the beginning of the year (in shares)	4,560,000	4,620,000
Holding at the end of the year (in shares)	4,510,000	4,560,000	4,620,000
Treasury shares
Changes in market value of treasury shares
Balance at the beginning of the year	kr 28,242
Cancellation of treasury shares	(23,450)
Released allocated shares to employees	(4,433)
Purchase during the year	29,924
Value adjustment	5,817
Balance at the end of the year	kr 36,100	kr 28,242
As % of share capital
Equity, as a percentage of share capital	1.10%	1.30%
B shares
Reconciliation of number of shares outstanding [abstract]
Holding at the beginning of the year (in shares)	3,485,000	3,545,000
Holding at the end of the year (in shares)	3,435,000	3,485,000	3,545,000
B shares | Treasury shares
Reconciliation of number of shares outstanding [abstract]
Holding at the beginning of the year (in shares)	60,200	62,200
Cancellation of treasury shares (in shares)	(50,000)	(60,000)
Transfer regarding restricted stock units (in shares)	(9,500)	(3,700)
Purchase during the year (in shares)	51,000	61,700
Value adjustment (in shares)	0	0
Holding at the end of the year (in shares)	51,700	60,200	62,200